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		             UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June  30, 2011
                                                -----------------

Check here if Amendment [  ]; Amendment Number:
                                                 ----

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Hikari Tsushin, Inc
             -------------------------------------------------
Address:         Hikari Center BLDG., 6F
	     -------------------------------------------------
	        1-16-15, Minami Ikebukuro, Toshima-ku
             -------------------------------------------------
                 Tokyo, 171-0022 JAPAN
             -------------------------------------------------


13F File Number:  28-12648
                  ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:              Naoko Yada
             -------------------------------------------------
Title:             Manager, Corporate Research
             -------------------------------------------------
Phone:            +81 (3) 5951-7463
             -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Naoko  Yada                   Tokyo, Japan            July  29, 2011
-----------------------            ----------            ----------------
 [Signature]                     [City, Country]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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     FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           None
                                                  --------------------------

Form 13F Information Table Entry Total:                       24
                                                  --------------------------

Form 13F Information Table Value Total:                    $ 320,565
                                                   -------------------------
                                                          (thousands)



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                           FORM 13F INFORMATION TABLE



 COLUMN 1                  COLUMN 2        COLUMN 3    COLUMN 4     COLUMN 5       COLUMN 6   COLUMN 7  COLUMN 8
--------------------------------------------------------------------------------------------------------------------------

                                                        VALUE    SHRS OR  SH/PUT   INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP      (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------------------------------------------------------------------------------------------------
3M CO.                         COMMON     88579Y 10 1       550    5,800               SOLE               5,800
--------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES            COMMON     002824 10 0     7,872  149,600               SOLE             149,600
--------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO.           COMMON     025816 10 9       491    9,500               SOLE               9,500
--------------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA PROCESSING,INC. COMMON     053015 10 3       564   10,700               SOLE              10,700
--------------------------------------------------------------------------------------------------------------------------
BECTON DICKINSON & CO.         COMMON     075887 10 9    10,944  127,000               SOLE             127,000
--------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY,INC.        COMMON     084670 10 8   108,210      932               SOLE                 932
--------------------------------------------------------------------------------------------------------------------------
COCA COLA CO.                  COMMON     191216 10 0    34,081  506,480               SOLE             506,480
--------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS                 COMMON     20825C 10 4     8,256  109,800               SOLE             109,800
--------------------------------------------------------------------------------------------------------------------------
COSTCO WHOLESALES CORP.        COMMON     22160K 10 5       122    1,500               SOLE               1,500
--------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON              COMMON     478160 10 4    34,427  517,540               SOLE             517,540
--------------------------------------------------------------------------------------------------------------------------
KRAFT FOODS,INC.               COMMON     50075N 10 4    20,702  587,618               SOLE             587,618
--------------------------------------------------------------------------------------------------------------------------
MEDTRONIC,INC.                 COMMON     585055 10 6     8,303  215,500               SOLE             215,500
--------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP.                COMMON     594918 10 4       567   21,800               SOLE              21,800
--------------------------------------------------------------------------------------------------------------------------
NALCO HOLDING CO.              COMMON     62985Q 10 1       709   25,500               SOLE              25,500
--------------------------------------------------------------------------------------------------------------------------
NOVO NORDISK A/S               COMMON     670100 20 5     1,315   10,500               SOLE              10,500
--------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE  CO.          COMMON     742718 10 9    15,182  238,820               SOLE             238,820
--------------------------------------------------------------------------------------------------------------------------
REPUBLIC SERVICES,INC.         COMMON     760759 10 0     1,024   33,200               SOLE              33,200
--------------------------------------------------------------------------------------------------------------------------
SANOFI-AVENTIS SA              COMMON     80105N 10 5    14,329  356,700               SOLE             356,700
--------------------------------------------------------------------------------------------------------------------------
ST. JUDE MEDICAL,INC.          COMMON     790849 10 3     7,352  154,200               SOLE             154,200
--------------------------------------------------------------------------------------------------------------------------
STRYKER CORP.                  COMMON     863667 10 1     8,962  152,700               SOLE             152,700
--------------------------------------------------------------------------------------------------------------------------
U.S.BANCORP                    COMMON     902973 30 4       714   28,000               SOLE              28,000
--------------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES CORP.      COMMON     913017 10 9       425    4,800               SOLE               4,800
--------------------------------------------------------------------------------------------------------------------------
WAL MART STORES,INC.           COMMON     931142 10 3    13,646  256,800               SOLE             256,800
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO.              COMMON     949746 10 1    21,818  777,560               SOLE             777,560
--------------------------------------------------------------------------------------------------------------------------

                                                TOTAL:  320,565
